Offerings - Offering: 1	Jul. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.01, Rules of the TransferWise 2021 Equity Incentive Plan
Amount Registered | shares	1,797,631
Proposed Maximum Offering Price per Unit	12.92
Maximum Aggregate Offering Price	$ 23,225,392.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,207.43
Offering Note	1.a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Class A ordinary shares, par value $0.01 ("Class A Ordinary Shares") of Wise Group plc (the "Registrant") that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding Class A Ordinary Shares. 1.b. The price per share and aggregate offering price are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act and are calculated based upon the average of the high and low prices of the Registrant's Class A Ordinary Shares on July 8, 2026 as reported on the Nasdaq Global Select Market. 1.c. Amount Registered consists of shares of Class A Ordinary Shares issued or issuable to certain current and former employees of the Registrant upon the settlement of outstanding RSUs under the Registrant's Rules of the TransferWise 2021 Equity Incentive Plan.